American Growth Fund, Inc. (Series 2)
NPX - Proxy Voting Record
From July 1, 2017 to June 30, 2018

					Shareholder	Proposals / Identification				Cast its Vote	Recommendations of the	Cast its Vote for or	Date
Date Notified	Company	Symbol	CUSIP Meeting Date			Voted on		Proposed		Yes or No	Board of Directors	Against Management	Voted
7/5/2018 CV Sciences, Inc.		CVSI	126654102		8/4/2018	1 Election of Directors							7/13/2018
						1.01 James McNulty	Issuer		Yes		For	For
						1.02 Michael Mona, III	Issuer		Yes		For	For
						1.03 Gary Sligar	Issuer		Yes		For	For
						1.04 Joseph Dowling	Issuer		Yes		For	For
						2 Ratify Tanner LLC, as the Company's independent registered public accounting	Issuer		Yes		For	For
firm for the fiscal year ending December 31, 2018.
						3 Amend the Company's Amended and Restated 2013 Equity Incentive Plan, as	Issuer		Yes		For	For
amended, to increase the number of shares issuable under the plan.
						4 Approve an amendment to Company's Certificate of Incorporation, as amended, to	Issuer		Yes		For	For
effect, at discretion of Company's Board, a reverse stock split of all outstanding shares of common stock, par value $0.0001 per share, at a ratio of not less than 1-
for-2 and not greater than 1- for-10, such ratio to be determined prior 8/30/19, without further stockholder approval.
						5 In the discretion of the Proxy holder, to consider and act upon such other business	Issuer		Yes		For	For
as may properly come before the meeting or any adjournment(s) or postponement(s)
thereof.
11/28/2018 MEDICAL MARIJUANA, INC.		MJNA	58463	A	11/30/2018	1a Election of Director: Stuart Titus	Issuer		Yes		For	For	11/28/2018
						1b Election of Director: Michelle Sides	Issuer		Yes		For	For
						1c Election of Director: Timothy R. Scott, Ph.D.	Issuer		Yes		For	For
						1d Election of Director: Robert L. Cunningham	Issuer		Yes		For	For
						1e Election of Director: Chris Prine	Issuer		Yes		For	For
						2 To approve the amended and restated Articles of Incorporation which,	Issuer		Yes		For	For
						among other things, authorize 50,000,000 shares of preferred stock.	Issuer		Yes		For	For
12/21/2018 THE SCOTTS MIRACLE-GRO		SMG	810186106		1/25/2019	1 David C. Evans	Issuer		Yes		For All	For
Adam Hanft
Stephen L. Johnson
Katherine H Littlefield
						2 Approval, on an advisory basis, of the compensation of the Company's named	Issuer		Yes		For	For
executive officers.
						3 Ratification of the selection of Deloitte & Touche LLP as the Company's	Issuer		Yes		For	For
independent registered public accounting firm for the fiscal year ending September
30, 2019.
1/5/2019 KUSHCO		KSHB	50133	S	2/21/2019	1 DIRECTOR							1/11/2019
						Eric Baum	Issuer		Yes		For	For
						Barbara Goodstein	Issuer		Yes		For	For
						Donald Hunter	Issuer		Yes		For	For
						Dallas Imbimbo	Issuer		Yes		For	For
						Nicholas Kovacevich	Issuer		Yes		For	For
						2	Issuer		Yes			For
The ratification of the appointment of RBSM LLP as the Company's independent registered public accounting firm for the fiscal year ending August 31, 2019.
						3 The approval of an amendment to the Company's 2016 Stock Incentive Plan to	Issuer		Yes		For	For
increase the maximum number of shares authorized for issuance thereunder by
3,000,000 shares.
3/21/2019 Bausch Health Companies		BHC	71734107		4/30/2019	1a Election of Director: Richard U. De Schutter	Issuer		Yes		For	For	3/22/2019
						1b Election of Director: D. Robert Hale	Issuer		Yes		For	For
						1c Election of Director: Dr. Argeris (Jerry) N. Karabelas	Issuer		Yes		For	For
						1d Election of Director: Sarah B. Kavanagh	Issuer		Yes		For	For
						1e Election of Director: Joseph C. Papa	Issuer		Yes		For	For
						1f Election of Director: John A. Paulson	Issuer		Yes		For	For
						1g Election of Director: Robert N. Power	Issuer		Yes		For	For
						1h Election of Director: Russel C. Robertson	Issuer		Yes		For	For
						1i Election of Director: Thomas W. Ross, Sr.	Issuer		Yes		For	For
						1j Election of Director: Andrew C. von Eschenbach, M.D.	Issuer		Yes		For	For
						1k Election of Director: Amy B. Wechsler, M.D.	Issuer		Yes		For	For
						2 The approval, in an advisory vote, of the compensation of our Named Executive	Issuer		Yes		For	For
Officers.
						3 To appoint PricewaterhouseCoopers LLP as the auditors for the Company to hold	Issuer		Yes		For	For
office until the close of the 2020 Annual Meeting of Shareholders and to authorize the Company's Board of Directors to fix the auditors' remuneration.

3/21/2019 Abbott Laboratories		ABT	2824100		4/26/2019	1 DIRECTOR							3/22/2019

American Growth Fund, Inc. (Series 2)
NPX - Proxy Voting Record
From July 1, 2017 to June 30, 2018

				Shareholder	Proposals / Identification				Cast its Vote	Recommendations of the	Cast its Vote for or	Date
Date Notified	Company	Symbol	CUSIP	Meeting Date	Voted on		Proposed		Yes or No	Board of Directors	Against Management	Voted
					R.J. Alpern	Issuer		Yes		For	For
					R.S. Austin	Issuer		Yes		For	For
					S.E. Blount	Issuer		Yes		For	For
					M.A. Kumbier	Issuer		Yes		For	For
					E.M. Liddy	Issuer		Yes		For	For
					N. McKinstry	Issuer		Yes		For	For
					P.N. Novakovic	Issuer		Yes		For	For
					W.A. Osborn	Issuer		Yes		For	For
					S.C. Scott III	Issuer		Yes		For	For
					D.J. Starks	Issuer		Yes		For	For
					J.G. Stratton	Issuer		Yes		For	For
					G.F. Tilton	Issuer		Yes		For	For
					M.D. White	Issuer		Yes		For	For
					2 Ratification of Ernst & Young LLP as Auditors	Issuer		Yes		For	For
					3 Say on Pay - An Advisory Vote to Approve Executive Compensation	Issuer		Yes		For	For
					4 Shareholder Proposal - Independent Board Chairman	Issuer		Yes		Against	For
3/26/2019 Abbvie Inc.		ABBV	00287Y109	5/3/2019	1 Director							3/29/2019
					William H.L. Burnside	Issuer		Yes		For	For
					Brett J. Hart	Issuer		Yes		For	For
					Edward J. Rapp	Issuer		Yes		For	For
					2 Ratification of Ernst & Young LLP as AbbVie's independent registered public	Issuer		Yes		For	For
accounting firm for 2019
					3 Say on Pay - An advisory vote on the approval of executive compensation	Issuer		Yes		For	For
					4 Approval of a management proposal regarding amendment of the certificate of	Issuer		Yes		For	For
incorporation for a simple majority vote
					5 Stockholder Proposal - to Issue an Annual Report on Lobbying	Issuer		Yes		Against	For
					6 Stockholder Proposal - to Issue a Compensation Committee Report on Drug Pricing	Issuer		Yes		Against	For
					7 Stockholder Proposal - to Adopt a Policy to Require Independent Chairman	Issuer		Yes		Against	For

4/17/2019 INNOVATIVE INDUSTRIAL PROPERTIES, INC.		IIPR	45781V101	5/22/2019	1 DIRECTOR	Issuer		Yes		For All	For All	4/22/2019
Alan Gold
Gary Kreitzer
Scott Shoemaker
Paul Smithers
David Stecher
					2 Ratification of the appointment of BDO USA, LLP as the Company's independent	Issuer		Yes		For	For
registered public accounting firm for the year ending December 31, 2019.

4/16/2019 GROWGENERATION CORP.		GRWG	39986L109	5/16/2019	1 DIRECTOR	Issuer		Yes		For All	For All	4/22/2019
Michael Salaman
Darren Lampert
Stephen Aiello
Peter Rosenberg
Sean Stiefel
					2 To approve and ratify the appointment of Connolly Grady & Cha LLP as the	Issuer		Yes		For	For
Company's independent registered public accounting firm to audit the Company's financial statements as of December 31, 2018 and 2019 and for the fiscal years then ending.

4/13/2019 CORBUS PHARMACEUTICALS HOLDINGS, INC. CRBP			21833P103	5/21/2019	1 DIRECTOR	Issuer		Yes		For All	For All	4/22/2019
Yuval Cohen
Alan Holmer
David P. Hochman
Avery W. Catlin
Paris Panayiotopoulos
John Jenkins
Rachelle Jacques
					2 Ratification of EisnerAmper LLP as the Company's independent registered public	Issuer		Yes		For	For
accounting firm for the year ending December 31, 2019.